Cash and Cash Equivalents - Summary of Disclosure of Savings Account (Detail) - Cumbra Peru SA [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Savings Account [line Items]
Short-term investments, classified as cash equivalents	S/ 29,676	S/ 44,457
Credicorp Capital Colombia SA [member]
Disclosure of Savings Account [line Items]
Short-term investments, classified as cash equivalents	151	7,588
Bancolombia S.A.[member]
Disclosure of Savings Account [line Items]
Short-term investments, classified as cash equivalents	29,439	36,751
Banco de Bogota S.A.[member]
Disclosure of Savings Account [line Items]
Short-term investments, classified as cash equivalents	37	72
Alianza Fiduciaria S.A.[member]
Disclosure of Savings Account [line Items]
Short-term investments, classified as cash equivalents	S/ 49	S/ 46